UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 5, 2010


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    128

Form 13F Information Table Value total: $478,869 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      241    13750 SH       SOLE                                      13750
3M Company                     COM              88579y101     1369    16377 SH       SOLE                                      16377
AT&T, Inc.                     COM              00206R102     4707   182145 SH       SOLE                                     182145
Abbott Laboratories Corp.      COM              002824100      395     7500 SH       SOLE                                       7500
Accenture Ltd                  COM              g1151c101    10447   249044 SH       SOLE                                     249044
AllState Corp.                 COM              020002101      316     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1292    62969 SH       SOLE                                      62969
American Express Co.           COM              025816109      272     6591 SH       SOLE                                       6591
American Oriental Bioengineeri COM              028731107       45    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100     1737    29030 SH       SOLE                                      29030
Apache Corp.                   COM              037411105     8503    83776 SH       SOLE                                      83776
Apple Computer                 COM              037833100      291     1240 SH       SOLE                                       1240
Automatic Data Processing      COM              053015103      416     9357 SH       SOLE                                       9357
BankAmerica Corp.              COM              060505104      400    22398 SH       SOLE                                      22398
Belo Corporation               COM              080555105      559    82000 SH       SOLE                                      82000
Berkshire Hathaway Inc. Cl A   COM              084670108     2192       18 SH       SOLE                                         18
Berkshire Hathaway Inc. Cl B   COM              084670702    48180   592836 SH       SOLE                                     592836
Berry Petroleum Cl A           COM              085789105     4457   158260 SH       SOLE                                     158260
Best Buy Co.                   COM              086516101     3063    72006 SH       SOLE                                      72006
Bristol Myers Squibb           COM              110122108     1059    39681 SH       SOLE                                      39681
Cardiac Science                COM              14141A108      108    58000 SH       SOLE                                      58000
Caterpillar Inc.               COM              149123101     2889    45970 SH       SOLE                                      45970
Chevron Corp.                  COM              166764100     1391    18348 SH       SOLE                                      18348
Cisco Systems Inc.             COM              17275R102     8324   319796 SH       SOLE                                     319796
Citigroup Inc.                 COM              172967101      175    43242 SH       SOLE                                      43242
Coca Cola Co.                  COM              191216100     2009    36519 SH       SOLE                                      36519
Colgate Palmolive Co.          COM              194162103      247     2893 SH       SOLE                                       2893
Computer Sciences Corp.        COM              205363104     1341    24605 SH       SOLE                                      24605
ConocoPhillips                 COM              20825c104     2548    49802 SH       SOLE                                      49802
Corrections Corp Amer          COM              22025y407     9237   465120 SH       SOLE                                     465120
Covidien Ltd                   COM              g2554f105      682    13572 SH       SOLE                                      13572
DIRECTV Ser A                  COM              25490A101     1006    29740 SH       SOLE                                      29740
DJ STOXX 50 ETF Index          COM              78463x103      352    10263 SH       SOLE                                      10263
Darden  Restaurants, Inc.      COM              237194105      267     6000 SH       SOLE                                       6000
Dentsply Intl Inc              COM              249030107     1852    53090 SH       SOLE                                      53090
Dionex Corp.                   COM              254546104      299     4000 SH       SOLE                                       4000
Dominion Resources, Inc.       COM              25746u109     1444    35135 SH       SOLE                                      35135
Duke Energy Corp.              COM              26441c105     2589   158665 SH       SOLE                                     158665
Eaton Corp.                    COM              278058102      282     3725 SH       SOLE                                       3725
Eli Lilly & Co.                COM              532457108     1303    35975 SH       SOLE                                      35975
Exxon Mobil Corp.              COM              30231G102     8832   131866 SH       SOLE                                     131866
Fairfax Financial Hld          COM              303901102    69179   184458 SH       SOLE                                     184458
FedEx Corp.                    COM              31428X106     2852    30530 SH       SOLE                                      30530
Gannett Co. Inc.               COM              364730101    10432   631500 SH       SOLE                                     631500
General Electric Co.           COM              369604103     6205   340942 SH       SOLE                                     340942
General Mills Inc.             COM              370334104     1804    25489 SH       SOLE                                      25489
HCC Ins Hldgs                  COM              404132102     4463   161709 SH       SOLE                                     161709
Hain Celestial Group, Inc.     COM              405217100     1249    71848 SH       SOLE                                      71848
Halliburton Inc.               COM              406216101     5916   196341 SH       SOLE                                     196341
HealthStream Inc.              COM              42222n103       76    18600 SH       SOLE                                      18600
Hewlett Packard Co.            COM              428236103     1063    20006 SH       SOLE                                      20006
Home Depot Inc.                COM              437076102     2575    79598 SH       SOLE                                      79598
Intel Corp.                    COM              458140100     6834   306578 SH       SOLE                                     306578
International Business Machine COM              459200101     7232    56393 SH       SOLE                                      56393
J. P. Morgan Chase & Co. Inc.  COM              46625h100      206     4608 SH       SOLE                                       4608
Johnson & Johnson              COM              478160104     8279   126983 SH       SOLE                                     126983
Kraft Inc.                     COM              50075n104     5283   174698 SH       SOLE                                     174698
L-3 Communications             COM              502424104     6186    67510 SH       SOLE                                      67510
Lee Enterprises                COM              523768109      724   213530 SH       SOLE                                     213530
Leucadia Natl Corp             COM              527288104     1323    53328 SH       SOLE                                      53328
Level 3 Commun                 COM              52729N100     7627  4707900 SH       SOLE                                    4707900
Loews Corp.                    COM              540424108    14287   383225 SH       SOLE                                     383225
Lowes Companies                COM              548661107     3028   124922 SH       SOLE                                     124922
McCormick                      COM              579780206      614    16000 SH       SOLE                                      16000
McDonalds Corp.                COM              580135101      376     5630 SH       SOLE                                       5630
Mead Johnson Nutrition         COM              582839106      319     6123 SH       SOLE                                       6123
Media General                  COM              584404107     1453   175250 SH       SOLE                                     175250
Medtronic Inc.                 COM              585055106     7158   158957 SH       SOLE                                     158957
Merck & Company Inc.           COM              58933y105     1314    35182 SH       SOLE                                      35182
Microsoft Corp.                COM              594918104     7343   250725 SH       SOLE                                     250725
Morgan Stanley                 COM              617446448      278     9500 SH       SOLE                                       9500
National Health Invstrs        COM              63633d104    13555   349704 SH       SOLE                                     349704
National Healthcare            COM              635906100      824    23278 SH       SOLE                                      23278
News Corp. Ltd. Cl A           COM              65248e104      523    36314 SH       SOLE                                      36314
News Corp. Ltd. Cl B           COM              65248e203     2674   157193 SH       SOLE                                     157193
Oracle                         COM              68389x105      212     8245 SH       SOLE                                       8245
Overstock                      COM              690370101    10535   649080 SH       SOLE                                     649080
Pall Corp.                     COM              696429307     7179   177311 SH       SOLE                                     177311
PepsiCo Inc.                   COM              713448108     1984    29981 SH       SOLE                                      29981
Pfizer Inc.                    COM              717081103      758    44187 SH       SOLE                                      44187
Philip Morris Intl             COM              718172109     3803    72904 SH       SOLE                                      72904
ProShs UltraShort 20yr+ Treasu COM              74347R297     5725   117589 SH       SOLE                                     117589
ProShs Ultrashort 7-10yr Treas COM              74347R313      286     5549 SH       SOLE                                       5549
Procter & Gamble Co.           COM              742718109    10218   161494 SH       SOLE                                     161494
Regions Financial Corp.        COM              758940100      671    85534 SH       SOLE                                      85534
Republic Services Inc.         COM              760759100     6958   239763 SH       SOLE                                     239763
Roche Holdings                 COM              771195104     3708    91286 SH       SOLE                                      91286
SPDR Gold Trust                COM              78463V107      224     2060 SH       SOLE                                       2060
Sanofi Aventis ADR             COM              80105n105      433    11600 SH       SOLE                                      11600
Schlumberger Ltd.              COM              806857108     7489   118017 SH       SOLE                                     118017
Scripps Networks Interactive,  COM              811065101     1580    35634 SH       SOLE                                      35634
Select Basic Materials Sector  COM              81369y100     2023    59645 SH       SOLE                                      59645
Sigma Aldrich Corp.            COM              826552101      215     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      450    16783 SH       SOLE                                      16783
Syntroleum                     COM              871630109     2255  1063744 SH       SOLE                                    1063744
Sysco Corp.                    COM              871829107     6595   223549 SH       SOLE                                     223549
TJX                            COM              872540109      425    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     6785   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100     1042    12065 SH       SOLE                                      12065
Travelers Inc.                 COM              89417e109     1359    25189 SH       SOLE                                      25189
Tyco International Ltd.        COM              H89128104      288     7535 SH       SOLE                                       7535
United Parcel Svc. Inc. CL B   COM              911312106     4517    70136 SH       SOLE                                      70136
United Technologies Corp.      COM              913017109     7125    96791 SH       SOLE                                      96791
Vanguard Emerging Markets ETF  COM              922042858     1419    33657 SH       SOLE                                      33657
Vanguard Large-Cap Exchanged T COM              922908637      406     7625 SH       SOLE                                       7625
Vanguard Mid-Cap Exchange Trad COM              922908629      217     3339 SH       SOLE                                       3339
Vanguard Small-Cap VIPERs      COM              922908751      384     6090 SH       SOLE                                       6090
Verizon Communications         COM              92343v104      227     7325 SH       SOLE                                       7325
Vodafone Group PLC ADS         COM              92857w209     5513   236501 SH       SOLE                                     236501
Vulcan Materials               COM              929160109      782    16550 SH       SOLE                                      16550
Wal-Mart Stores Inc.           COM              931142103     6936   124744 SH       SOLE                                     124744
Walt Disney Co.                COM              254687106     4236   121349 SH       SOLE                                     121349
Washington Post Co.            COM              939640108     1026     2309 SH       SOLE                                       2309
Wells Fargo & Co.              COM              949746101     2641    84865 SH       SOLE                                      84865
Wesco Financial                COM              950817106      632     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2282   134576 SH       SOLE                                     134576
White Mountain Ins             COM              G9618E107     1902     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      599    19150 SH       SOLE                                      19150
XTO Energy Inc                 COM              98385X106     1895    40175 SH       SOLE                                      40175
iShares China                  COM              464287184     3926    93263 SH       SOLE                                      93263
iShares MSCI Emerging Markets  COM              464287234      589    13976 SH       SOLE                                      13976
iShares MSCI Japan             COM              464286848     1428   136800 SH       SOLE                                     136800
iShares MSCI Pacific Rim       COM              464286665     1955    45503 SH       SOLE                                      45503
iShares Russell 1000 Index ETF COM              464287622      643     9956 SH       SOLE                                       9956
iShares Russell Mid-Cap Index  COM              464287499      242     2716 SH       SOLE                                       2716
iShares S&P SmallCap 600 Index COM              464287804     3120    52485 SH       SOLE                                      52485
ishares TR S&P Natl Mun Bd Fd  COM              464288414      238     2301 SH       SOLE                                       2301
Natl Healthcare Cv Prf         PFD CV           635906209      413    33125 SH       SOLE                                      33125